Unaudited Condensed Consolidated Cash Flow Statements $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($) vessel
Operating activities
Net (loss) / income	$ (115,176)	$ 190,568
Depreciation - owned or sale and leaseback vessels	98,006	94,943
Depreciation - right of use assets for vessels	22,041	26,806
Amortization of restricted stock	12,483	15,355
Amortization of deferred financing fees	3,689	3,086
Write-off of deferred financing fees and unamortized discounts on sale and leaseback facilities	1,326	313
Accretion of Convertible Notes	5,384	4,565
Accretion of fair value measurement on debt assumed from historical acquisitions	1,686	1,742
Loss on Convertible Notes exchange	5,504	0
Cash flows from (used in) operations before changes in working capital	34,943	337,378
Changes in assets and liabilities:
Decrease / (increase) in inventories	866	(1,160)
Decrease / (increase) in accounts receivable	1,287	(36,748)
(Increase) / decrease in prepaid expenses and other current assets	(1,933)	1,998
(Increase) / decrease in other assets	(297)	666
Decrease in accounts payable	(297)	(5,423)
Decrease in accrued expenses	(8,647)	(4,616)
Increase (decrease) in working capital	(9,021)	(45,283)
Net cash inflow from operating activities	25,922	292,095
Investing activities
Drydock, scrubber, ballast water treatment system and other vessel related payments (owned, finance leased and bareboat-in vessels)	(27,308)	(119,805)
Net cash outflow from investing activities	(27,308)	(119,805)
Financing activities
Principal repayments on debt and sale and leaseback obligations	(341,449)	(381,657)
Issuance of debt	367,578	318,194
Debt issuance costs	(9,124)	(9,706)
Principal repayments on IFRS 16 lease liabilities	(28,674)	(41,668)
Issuance of Convertible Notes	119,419	0
Gross proceeds from issuance of common stock	0	2,601
Equity issuance costs	0	(26)
Dividends paid	(11,646)	(11,739)
Net cash inflow / ( outflow) from financing activities	96,104	(124,001)
Increase in cash and cash equivalents	94,718	48,289
Cash and cash equivalents at beginning of period	187,511	202,303
Cash and cash equivalents at end of period	282,229	250,592
Supplemental information:
Interest paid (which includes $1.0 million of interest capitalized during the six months ended June 30, 2020. No interest expenses were capitalized during the six months ended June 30, 2021.)	57,143	$ 75,848
Right of use assets for vessels	784,770
Lease liabilities	602,793
Trafigura Transaction
Supplemental information:
Number of vessel delivered | vessel		3
Obligations under bareboat charter		$ 670,000
Bareboat chartered in product tankers
Supplemental information:
Right of use assets for vessels		1,600
Lease liabilities		$ 1,600
Number of bareboat chartered-in vessels | vessel		3
Convertible Notes Due 2022
Operating activities
Loss on Convertible Notes exchange	$ 5,500
Convertible Notes Due 2025
Supplemental information:
Borrowings interest rate	3.00%
$670.0 million Lease Financing | Trafigura Transaction
Supplemental information:
Obligations under bareboat charter		$ 103,600